Shareholder Fees	Feb. 25, 2026 USD ($)
T. Rowe Price Emerging Markets Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Emerging Markets Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Bond Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Bond Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price International Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Bond Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Bond Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Bond Fund (USD Hedged) - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Bond Fund (USD Hedged) - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Bond Fund (USD Hedged) - Z Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.